Debt - Debt Assumed Through Acquisition (Details) $ in Thousands	24 Months Ended
	Jun. 29, 2024 loan	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jul. 01, 2022 loan
Debt Instrument [Line Items]
Aggregate principal outstanding		$ 3,736,506
Line of credit | Secured Debt
Debt Instrument [Line Items]
Aggregate principal outstanding		18,000
Line of credit | Secured Debt | Facility construction loan in Germany
Debt Instrument [Line Items]
Aggregate principal outstanding		$ 17,682	$ 19,082
Interest rate on debt		1.55%
Coherent, Inc.
Debt Instrument [Line Items]
Number of loans assumed | loan				3
Number of assumed loans repaid | loan	2